UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2010

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited)

June 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS — 99.2%
CONSUMER DISCRETIONARY — 12.7%
Auto Components — 0.8%
Autoliv Inc.	10	$479	*
Goodyear Tire & Rubber Co.	950	9,443	*
Magna International Inc., Class A Shares	150	9,894
TRW Automotive Holdings Corp.	320	8,822	*

Total Auto Components		28,638

Automobiles — 0.7%
Ford Motor Co.	1,300	13,104	*
Toyota Motor Corp., ADR	150	10,286

Total Automobiles		23,390

Diversified Consumer Services — 0.1%
Career Education Corp.	50	1,151	*
ITT Educational Services Inc.	20	1,660	*

Total Diversified Consumer Services		2,811

Hotels, Restaurants & Leisure — 1.9%
Las Vegas Sands Corp.	300	6,642	*
McDonald’s Corp.	689	45,384
MGM MIRAGE	690	6,652	*
Royal Caribbean Cruises Ltd.	140	3,188	*

Total Hotels, Restaurants & Leisure		61,866

Household Durables — 0.1%
Garmin Ltd.	20	585
Lennar Corp., Class A Shares	120	1,669

Total Household Durables		2,254

Internet & Catalog Retail — 0.1%
Liberty Media Holding Corp., Interactive Group, Series A Shares	400	4,200	*

Media — 6.6%
CBS Corp., Class B Shares	430	5,560
Clear Channel Outdoor Holdings Inc., Class A Shares	750	6,510	*
Comcast Corp., Class A Shares	2,450	42,556
DISH Network Corp., Class A Shares	1,004	18,223
Gannett Co. Inc.	365	4,913
News Corp., Class A Shares	2,237	26,754
Scripps Networks Interactive, Class A Shares	263	10,609
SES Global SA, FDR	980	20,356	(a)
Time Warner Cable Inc.	370	19,270
Time Warner Inc.	1,937	55,999
Warner Music Group Corp.	1,370	6,658	*

Total Media		217,408

Multiline Retail — 1.0%
Dillard’s Inc., Class A Shares	30	645
Family Dollar Stores Inc.	30	1,130
Sears Holdings Corp.	120	7,758	*
Target Corp.	463	22,766

Total Multiline Retail		32,299

Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A Shares	440	13,504
AutoNation Inc.	150	2,925	*
GameStop Corp., Class A Shares	60	1,127	*
Gap Inc.	550	10,703
Home Depot Inc.	624	17,516
Rent-A-Center Inc.	30	608	*

Total Specialty Retail		46,383

TOTAL CONSUMER DISCRETIONARY		419,249

CONSUMER STAPLES — 8.6%
Beverages — 0.7%
Coca-Cola Co.	210	10,525
PepsiCo Inc.	190	11,581

Total Beverages		22,106

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	1,728	$50,665
SUPERVALU Inc.	120	1,301
Wal-Mart Stores Inc.	610	29,322

Total Food & Staples Retailing		81,288

Food Products — 0.8%
ConAgra Foods Inc.	490	11,427
Del Monte Foods Co.	170	2,446
J.M. Smucker Co.	60	3,613
Ralcorp Holdings Inc.	20	1,096	*
Unilever PLC, ADR	365	9,757

Total Food Products		28,339

Household Products — 1.5%
Kimberly-Clark Corp.	487	29,527
Procter & Gamble Co.	366	21,952

Total Household Products		51,479

Tobacco — 3.1%
Altria Group Inc.	477	9,559
Lorillard Inc.	156	11,229
Philip Morris International Inc.	1,650	75,636
Reynolds American Inc.	100	5,212

Total Tobacco		101,636

TOTAL CONSUMER STAPLES		284,848

ENERGY — 11.1%
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling Inc.	40	2,487
Halliburton Co.	594	14,583
National-Oilwell Varco Inc.	280	9,259
Noble Corp.	220	6,800	*
Pride International Inc.	170	3,798	*
Rowan Cos. Inc.	90	1,975	*
Tidewater Inc.	30	1,162
Transocean Ltd.	436	20,200	*

Total Energy Equipment & Services		60,264

Oil, Gas & Consumable Fuels — 9.3%
BP PLC, ADR	560	16,173
Chevron Corp.	1,310	88,897
ConocoPhillips	800	39,272
Devon Energy Corp.	156	9,504
El Paso Corp.	2,202	24,464
Exxon Mobil Corp.	1,094	62,412
Massey Energy Co.	230	6,290
Pioneer Natural Resources Co.	50	2,973
Royal Dutch Shell PLC, ADR, Class A Shares	240	12,053
Southern Union Co.	100	2,186
Suncor Energy Inc.	526	15,485
Teekay Corp.	30	785
Total SA, ADR	610	27,230

Total Oil, Gas & Consumable Fuels		307,724

TOTAL ENERGY		367,988

EXCHANGE TRADED FUNDS — 2.1%
Direxion Daily Financial Bull 3X Shares	840	16,036
Direxion Daily Real Estate Bull 3x Shares	460	16,086
Direxionshares Energy Bull 3X Shares	120	2,850
Ultra Financials ProShares	251	12,525
Ultra Real Estate ProShares	570	20,337

TOTAL EXCHANGE TRADED FUNDS		67,834

FINANCIALS — 22.8%
Capital Markets — 2.5%
Bank of New York Mellon Corp.	591	14,592
Charles Schwab Corp.	779	11,046

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	SHARES	VALUE
Capital Markets — continued
Goldman Sachs Group Inc.	100	$13,127
Morgan Stanley	1,472	34,165
State Street Corp.	253	8,557

Total Capital Markets		81,487

Commercial Banks — 2.7%
Fifth Third Bancorp	470	5,777
First Citizens BancShares Inc., Class A Shares	10	1,923
Marshall & Ilsley Corp.	400	2,872
PNC Financial Services Group Inc.	260	14,690
Regions Financial Corp.	500	3,290
SunTrust Banks Inc.	190	4,427
Wells Fargo & Co.	2,240	57,344

Total Commercial Banks		90,323

Consumer Finance — 1.0%
American Express Co.	429	17,031
AmeriCredit Corp.	90	1,640	*
Capital One Financial Corp.	240	9,672
Discover Financial Services	280	3,914
SLM Corp.	50	520	*

Total Consumer Finance		32,777

Diversified Financial Services — 6.6%
Bank of America Corp.	6,667	95,805
Citigroup Inc.	10,060	37,825	*
CME Group Inc.	60	16,893
JPMorgan Chase & Co.	1,787	65,422

Total Diversified Financial Services		215,945

Insurance — 8.4%
ACE Ltd.	430	22,136
American Financial Group Inc.	30	820
Arch Capital Group Ltd.	40	2,980	*
Aspen Insurance Holdings Ltd.	30	742
Chubb Corp.	963	48,160
Hartford Financial Services Group Inc.	500	11,065
Lincoln National Corp.	560	13,602
Loews Corp.	575	19,153
Marsh & McLennan Cos. Inc.	663	14,951
MetLife Inc.	550	20,768
NATL Inc.	680	3,815	*
ProAssurance Corp.	20	1,135	*
Progressive Corp.	570	10,670
Protective Life Corp.	430	9,198
StanCorp Financial Group Inc.	30	1,216
Transatlantic Holdings Inc.	10	480
Travelers Cos. Inc.	1,621	79,834
Unitrin, Inc.	30	768
Unum Group	680	14,756

Total Insurance		276,249

Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management Inc.	1,340	22,981
Apartment Investment and Management Co., Class A Shares	200	3,874
Host Hotels & Resorts Inc.	940	12,671

Total Real Estate Investment Trusts (REITs)		39,526

Real Estate Management & Development — 0.3%
CB Richard Ellis Group Inc., Class A Shares	820	11,160	*

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp Inc.	300	3,672

TOTAL FINANCIALS		751,139

HEALTH CARE — 12.8%
Biotechnology — 1.3%
Amgen Inc.	710	37,346	*
Biogen Idec Inc.	140	6,643	*

Total Biotechnology		43,989

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies — 1.0%
CareFusion Corp.	20	$454	*
Cooper Cos. Inc.	30	1,194
St. Jude Medical Inc.	80	2,887	*
Thermo Fisher Scientific Inc.	380	18,639	*
Zimmer Holdings Inc.	170	9,189	*

Total Health Care Equipment & Supplies		32,363

Health Care Providers & Services — 5.3%
Aetna Inc.	920	24,270
AmerisourceBergen Corp.	610	19,368
Cardinal Health Inc.	340	11,427
CIGNA Corp.	630	19,568
Coventry Health Care Inc.	160	2,829	*
Health Net Inc.	20	487	*
Psychiatric Solutions Inc.	20	654	*
UnitedHealth Group Inc.	1,290	36,636
WellPoint Inc.	1,195	58,471	*

Total Health Care Providers & Services		173,710

Pharmaceuticals — 5.2%
Abbott Laboratories	273	12,771
Eli Lilly & Co.	290	9,715
Endo Pharmaceuticals Holdings Inc.	10	218	*
Johnson & Johnson	622	36,735
Merck & Co. Inc.	1,521	53,189
Novartis AG, ADR	341	16,477
Pfizer Inc.	2,444	34,852
Roche Holding AG	58	7,965	(a)

Total Pharmaceuticals		171,922

TOTAL HEALTH CARE		421,984

INDUSTRIALS — 10.3%
Aerospace & Defense — 4.4%
Boeing Co.	270	16,943
Honeywell International Inc.	813	31,731
L-3 Communications Holdings Inc.	100	7,084
Northrop Grumman Corp.	240	13,066
Raytheon Co.	1,460	70,649
Rockwell Collins Inc.	110	5,844

Total Aerospace & Defense		145,317

Air Freight & Logistics — 0.0%
Ryder System Inc.	10	402

Building Products — 0.1%
Armstrong World Industries Inc.	30	905	*
USG Corp.	160	1,933	*

Total Building Products		2,838

Commercial Services & Supplies — 0.4%
Corrections Corporation of America	50	954	*
R.R. Donnelley & Sons Co.	860	14,078

Total Commercial Services & Supplies		15,032

Construction & Engineering — 0.7%
KBR Inc.	240	4,882
Shaw Group Inc.	410	14,030	*
URS Corp.	80	3,148	*

Total Construction & Engineering		22,060

Electrical Equipment — 0.7%
Cooper Industries PLC	260	11,440
Rockwell Automation Inc.	210	10,309

Total Electrical Equipment		21,749

Industrial Conglomerates — 2.4%
3M Co.	310	24,487
Carlisle Cos. Inc.	50	1,807
General Electric Co.	2,243	32,344

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	SHARES	VALUE
Industrial Conglomerates — continued
United Technologies Corp.	322	$20,901

Total Industrial Conglomerates		79,539

Machinery — 1.4%
Caterpillar Inc.	200	12,014
Deere & Co.	110	6,125
Eaton Corp.	90	5,890
Lincoln Electric Holdings Inc.	60	3,059
PACCAR Inc.	350	13,954
Snap-on Inc.	110	4,500
Trinity Industries Inc.	30	532

Total Machinery		46,074

Professional Services — 0.0%
FTI Consulting Inc.	20	872	*

Road & Rail — 0.2%
Hertz Global Holdings Inc.	600	5,676	*

TOTAL INDUSTRIALS		339,559

INFORMATION TECHNOLOGY — 7.6%
Communications Equipment — 0.5%
Cisco Systems Inc.	660	14,064	*
EchoStar Corp.	10	191	*
Tellabs Inc.	330	2,109

Total Communications Equipment		16,364

Computers & Peripherals — 3.0%
Dell Inc.	650	7,839	*
Hewlett-Packard Co.	2,126	92,013

Total Computers & Peripherals		99,852

Electronic Equipment, Instruments & Components — 0.0%
AVX Corp.	50	641

IT Services — 1.7%
International Business Machines Corp.	445	54,949

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	1,000	19,450
Texas Instruments Inc.	460	10,709

Total Semiconductors & Semiconductor Equipment		30,159

Software — 1.5%
Activision Blizzard Inc.	1,260	13,218
Compuware Corp.	500	3,990	*
Microsoft Corp.	1,321	30,396

Total Software		47,604

TOTAL INFORMATION TECHNOLOGY		249,569

MATERIALS — 3.4%
Chemicals — 1.7%
Air Products & Chemicals Inc.	470	30,461
Ashland Inc.	70	3,249
Dow Chemical Co.	500	11,860
Eastman Chemical Co.	150	8,004
Valspar Corp.	50	1,506

Total Chemicals		55,080

Containers & Packaging — 0.0%
Temple-Inland Inc.	10	207

Metals & Mining — 1.6%
AK Steel Holding Corp.	510	6,079
Cliffs Natural Resources Inc.	700	33,012
Newmont Mining Corp.	140	8,644
United States Steel Corp.	110	4,240

Total Metals & Mining		51,975

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	170	3,774

TOTAL MATERIALS		111,036

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES — 5.9%
Diversified Telecommunication Services — 5.0%
AT&T Inc.	3,455	$83,576
CenturyTel Inc.	590	19,653
Verizon Communications Inc.	2,176	60,972

Total Diversified Telecommunication Services		164,201

Wireless Telecommunication Services — 0.9%
MetroPCS Communications Inc.	200	1,638	*
Telephone & Data Systems Inc.	100	3,039
U.S. Cellular Corp.	30	1,235	*
Vodafone Group PLC, ADR	1,260	26,044

Total Wireless Telecommunication Services		31,956

TOTAL TELECOMMUNICATION SERVICES		196,157

UTILITIES — 1.9%
Electric Utilities — 0.6%
Allegheny Energy Inc.	100	2,068
Entergy Corp.	60	4,297
FirstEnergy Corp.	340	11,979
IDACORP Inc.	30	998
NV Energy Inc.	110	1,299

Total Electric Utilities		20,641

Gas Utilities — 0.2%
AGL Resources Inc.	60	2,149
Energen Corp.	30	1,330
Nicor Inc.	20	810
Piedmont Natural Gas Co. Inc.	40	1,012

Total Gas Utilities		5,301

Multi-Utilities — 1.1%
NiSource Inc.	260	3,770
NSTAR	80	2,800
Public Service Enterprise Group Inc.	200	6,266
Sempra Energy	409	19,137
TECO Energy Inc.	170	2,562
Vectren Corp.	40	946

Total Multi-Utilities		35,481

TOTAL UTILITIES		61,423

TOTAL INVESTMENTS — 99.2% (Cost — $3,571,010#)		3,270,786
Other Assets in Excess of Liabilities — 0.8%		27,901

TOTAL NET ASSETS — 100.0%		$3,298,687

*	Non-income producing security.
(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Consumer discretionary	$398,893	$20,356	—	$419,249
Health care	414,019	7,965	—	421,984
Other common stocks	2,429,553	—	—	2,429,553

Total investments	$3,242,465	$28,321	—	$3,270,786

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$43,989
Gross unrealized depreciation	(344,213)

Net unrealized depreciation	$(300,224)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010